Right of Use Assets - Summary of Lease Expenses Recognized in Consolidated Income Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	$ 507
Interest expenses (included in finance cost)	91	$ 4	$ 4
Expenses relating to short-term leases	159
Expenses relating to lease of low-value assets that are not short-term leases	15
Land [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	211
Buildings [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	233
Motor vehicle and other asset [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	38
Office equipment [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	$ 25